Net Earnings Per Share (Components of Basic and Diluted Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net earnings	$ 161.5	$ 179.5	$ 230.7	$ 301.1	$ 272.0
Denominator:
Basic and diluted (in shares)	128.8	127.9	127.9
Basic and diluted EPS (in USD per share)	$ 1.25	$ 1.40	$ 1.80	$ 2.35	$ 2.13